Contracts in Progress (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Revenue From Contracts With Customers [Abstract]
Disclosure of contract assets and contract liabilities	The following table presents the contract assets and contract liabilities on the Partnership's consolidated statements of financial position associated with these long-term charter arrangements from contracts with customers:

	December 31, 2021	December 31, 2020
	$	$
Contract assets
Current	24,916	18,958
Non-current	37,597	48,288
	62,513	67,246
Contract liabilities
Current	55,617	91,392
Non-current	358	11,616
	55,975	103,008

Disclosure of assets recognised from costs to obtain or fulfil contracts with customers	The balances of assets recognized from the costs to fulfill a contract with a customer classified as other assets, split between current and non-current portions, on the Partnership's consolidated statements of financial position, by main category, excluding balances in the Partnership’s equity-accounted investments, are as follows:

	December 31, 2021	December 31, 2020
	$	$
Pre-operational costs	2,803	7,750
Offshore asset mobilization costs	8,978	21,509
Vessel repositioning costs	10,583	11,565
	22,364	40,824